Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Current assets:
Cash and cash equivalents	$ 235,748	$ 215,426	$ 316,603
Accounts receivable, net	376,975	401,958	414,083
Inventories, net	154,992	178,243	172,552
Deferred income taxes	18,706	23,270	30,112
Prepaid expenses and other	47,352	46,022	34,199
Total current assets	833,773	864,919	967,549
Net property, plant and equipment	498,647	545,347	271,063
Debt issuance costs, net	102,373	111,397	22,622
Deferred income taxes	20,231	18,322	17,151
Goodwill	3,471,907	3,497,532	1,328,881
Identifiable intangible assets, net	2,756,329	2,875,736	453,802
Other non-current assets	6,490	8,126	14,931
Total assets	7,689,750	7,921,379	3,075,999
Current liabilities:
Accounts payable	42,966	49,898	60,137
Accrued expenses and other	314,064	311,617	225,524
Current installments of long-term debt	23,399	23,491	169,500
Total current liabilities	380,429	385,006	455,161
Long-term debt, net of current installments and discount	4,626,385	4,639,728	935,290
Non-current tax liabilities	39,147	38,295	35,588
Deferred income taxes	1,166,120	1,253,344	163,386
Other non-current liabilities	31,527	11,562	3,495
Total liabilities	6,243,608	6,327,935	1,592,920
Equity:
General partner’s capital	0	0	0
Limited partners’ capital	1,455,167	1,599,285	0
Common stock; authorized 225,000 at 2010, issued and outstanding 71,996 at 2010		0	72
Preferred stock; authorized 50,000 at 2010; issued and outstanding 0 at 2010		0	0
Additional paid-in capital		0	852,152
Retained earnings		0	613,434
Accumulated other comprehensive income (loss), net	(9,025)	(5,841)	17,421
Total equity	1,446,142	1,593,444	1,483,079
Total liabilities and shareholders' equity	$ 7,689,750	$ 7,921,379	$ 3,075,999